Income tax	12 Months Ended
Dec. 31, 2017
Income tax.
Income tax

9.Income tax

The major components of income tax expense for the years ended December 31, 2015, 2016 and 2017 are as follows (in thousands):

	Year Ended December 31,
	2015	2016	2017
Current income tax:
Current income tax charge	$(42)	$(60)	$(301)
Adjustment for prior year	49	(3)	(23)
Income tax (expense) benefit	$7	$(63)	$(324)

The following table provides a reconciliation of the income tax expense calculated at the French statutory tax rate to the income tax expense (in thousands).

	Year Ended December 31,
	2015	2016	2017
Loss before income tax expense	$(22,013)	$(24,180)	$(30,884)
At France’s statutory income tax rate of 33.33% plus 1.1% surcharge in fiscal 2015, 2016 and 2017	7,579	8,325	10,633
Effect of different tax rates of subsidiaries operating in countries other than France	(455)	(105)	2,154
Non-deductible expenses	(852)	(428)	231
Effective change in tax rates	(33)	(6,428)	(13,056)
Stock-based compensation	—	(688)	1,741
Deferred tax assets not recognized	(6,310)	(802)	(2,261)
Other items, net	78	63	234
Income tax (expense) benefit	$7	$(63)	$(324)

In fiscal years 2015 and 2016, the stock-based compensation expense reconciling amounts were previously included in “non-deductible expenses” totaling zero and $0.7 million, respectively.

At December 31, 2016 and 2017 the Group had the following deferred tax assets (in thousands):

	Year Ended December 31,
	2016	2017
Recognized deferred tax liability	$—	$(2,192)
Recognized deferred tax asset	—	2,192
Unrecognized deferred tax assets	49,959	62,808
Total deferred tax assets	$49,959	$62,808

	Year Ended December 31,
	2016	2017
Tax losses	$41,766	$53,514
Other temporary differences	8,193	9,294
Total deferred tax assets	$49,959	$62,808

Deferred tax assets have not been recognized for the above temporary differences since the Group has been in a loss position for the past three years and it is not probable that the Group will generate future taxable income in the near term against which to utilize the temporary differences.

Gross tax losses expire as follows (in thousands):

	Year Ended December 31,
	2016	2017
From 1 to 5 years	$580	$87
Thereafter	8,654	23,822
Indefinite	130,553	180,574
Total gross tax losses	$139,787	$204,483